Other Taxes Payable (Details) - Schedule of other taxes payable - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of other taxes payable [Abstract]
VAT payable	$ 9,707	$ 5,377
Income tax payable	2,244	1,930
Business tax payable	1,134	561
Others	19	26
Total	$ 13,104	$ 7,894